Ordinary dividends (Details) - £ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Interim period amount
Disclosure of Dividends [line items]
Dividends declared (pound per share)	£ 0.150	£ 0.150
Previous period final amount
Disclosure of Dividends [line items]
Dividends declared (pound per share)			£ 0.244